Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of the Discontinued Operation
A summary of the discontinued operation results for the years ended December 31, 2018 and 2017 is shown below:

	2018		2017
Total revenues	Ps.	24,167	Ps.	20,524
Cost of goods sold		17,360		12,346

Gross profit		6,807		8,178
Operating expenses		5,750		6,865
Other expenses, net		7		134
Financial income, net		(185)		(64)
Foreignexchange gain, net		(73)		(22)

Income before taxes from discontinued operations		1,308		1,265

Income taxes		466		370

Net income from discontinued operations	Ps.	842	Ps.	895

Less- amount attributable to non-controlling interest		391		469

Net income from operations attributable to equity holders of the parent.		451		426

Accumulated currency translation effect		(811)		2,830
Gain on sale of subsidiary		3,335		—

Net income attributable to the equity holders of the parent from discontinued operations	Ps.	2,975	Ps.	3,256

(1)	Cash and cash equivalent balances of Philippines operations on the date of sale were Ps. 6,898.